Major Classes of Assets and Liabilities to Which We Have Allocated the Purchase Price (Detail) - USD ($) $ in Millions		Jun. 30, 2015	Jun. 30, 2014	Apr. 25, 2014	Jun. 30, 2013
Business Acquisition [Line Items]
Goodwill		$ 16,939	$ 20,127		$ 14,655
Nokia Devices And Services Business
Business Acquisition [Line Items]
Cash				$ 1,506
Accounts receivable	[1]			754
Inventories				544
Other current assets				936
Property and equipment				981
Intangible assets				4,509
Goodwill	[2]			5,456
Other				221
Current liabilities				(4,575)
Long-term liabilities				(890)
Total purchase price				$ 9,442

[1]	Gross accounts receivable was $901 million, of which $147 million was expected to be uncollectible.
[2]	Goodwill was assigned to More Personal Computing under our current segment structure. The goodwill was primarily attributed to increased synergies that were expected to be achieved from the integration of NDS.